Summary of significant accounting policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of significant accounting policies
Principles of Combination

Principles of Combination

The accompanying condensed combined financial statements include the accounts of Grey Rock III-A, Grey Rock III-B Holdings, Grey Rock III-B and Grey Rock PLP III all of which share common ownership and management. All inter-entity balances and transactions have been eliminated in combination.

Principles of Combination

The accompanying combined financial statements include the accounts of Grey Rock III-A, Grey Rock III-B Holdings, Grey Rock III-B, and Grey Rock PLP III all of which are commonly owned and controlled. All inter-entity balances and transactions have been eliminated in combination.

Basis of Presentation

Basis of Presentation

The condensed combined balance sheet as of December 31, 2021 was derived from the audited combined financial statements, and the unaudited interim condensed combined financial statements as of September 30, 2022 and for the three and nine month periods ended September 30, 2022 and 2021, provided herein have been prepared in accordance with the instructions for the Securities and Exchange Commission’s (“SEC’s”) Form 10-Q and Article 10 of Regulation S-X.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted pursuant to rules and regulations of the SEC. However, in the Partnership’s opinion, the disclosures made therein are adequate to make the information presented not misleading. The Partnership believes these condensed combined financial statements include all normal recurring adjustments necessary to fairly present the results of the interim periods. The condensed combined statements of income for the three and nine months ended September 30, 2022 and the condensed combined results of cash flows for the nine months ended September 30, 2022 are not necessarily indicative of the combined statements of income and results of cash flows that might be expected for the entire year. These condensed combined financial statements and the accompanying notes should be read in conjunction with the audited combined financial statements and the notes thereto for the year ended December 31, 2021. The Partnership operates in a single operating and reportable segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assess performance. The Partnership’s chief operating decision maker allocates resources and assesses performance based upon financial information at the Partnership level.

Basis of Presentation

The combined financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Comprehensive income/(loss) for the Partnership is the same as net income/(loss) for all years presented. The Partnership operates in a single operating and reportable segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assess performance. The Partnership’s chief operating decision maker allocates resources and assesses performance based upon financial information at the Partnership level.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Partnership has adopted and follows Accounting Standard Codification (“ASC”) 820, Fair Value Measurements and Disclosures, for measurement and disclosures about fair value of its financial instruments. ASC 820 establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by ASC 820 are:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs (other than quoted market prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 — Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model. Valuation of instruments includes unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

As defined by ASC 820, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale, which was further clarified as the price that would be received to sell an asset or paid to transfer a liability (“an exit price”) in an orderly transaction between market participants at the measurement date. The carrying amounts of the Partnership’s financial assets and liabilities, such as due from related parties, revenue receivable, related party payable, and accounts payable and accrued expenses, approximate their fair values because of the short maturity of these instruments.

Cash

Cash

Cash represents liquid cash and investments with an original maturity of 90 days or less. The Partnership places its cash with reputable financial institutions. At times, the balances deposited may exceed amounts covered by insurance provided by the U.S. Federal Deposit Insurance Corporation (“FDIC”). The Partnership has not incurred any losses related to amounts in excess of FDIC limits. As of December 31, 2021 and 2020, the Partnership did not have any restrictions over its cash.

Revenue Receivable

Revenue Receivable

Revenue receivable is comprised of accrued natural gas and crude oil sales. The operators remit payment for production directly to the Partnership. There have been no credit losses to date. In the event of complete non-performance by the Partnership’s customers, the maximum exposure to the Partnership is the outstanding revenue receivable balance at the date of non-performance. The Partnership writes off specific accounts receivable when they become uncollectible. For the years ended December 31, 2021, 2020 and 2019, the Partnership had no bad debt expense, and did not record an allowance for doubtful accounts.

Advance to operators

Advance to operators

The Partnership participates in the drilling of oil and natural gas wells with other working interest partners. Due to the capital intensive nature of oil and natural gas drilling activities, our partner operators may request advance payments from working interest partners for their share of the costs. The Partnership expects such advances to be applied by these operators against joint interest billings for its share of drilling operations within 90 days from when the advance is paid. Advances to operators are presented as an investing outflow within capital expenditures for oil and natural gas properties on the statements of cash flows.

Other assets

Other assets

Other assets is comprised of payments made in advance for services deemed to have future value to the Partnership. At December 31, 2021 prepaid expenses equaled approximately $70,000, respectively. As of December 31, 2020 the Partnership had no prepaid expenses.

Oil and Natural Gas Properties

Oil and Natural Gas Properties

The Partnership uses the successful efforts method of accounting for oil and natural gas producing activities, as further defined under ASC 932, Extractive Activities - Oil and Gas. Costs to acquire mineral interests in oil and natural gas properties, to drill and equip exploratory leases that find proved reserves, and to drill and equip development leases and related asset retirement costs are capitalized. Costs to drill exploratory wells are capitalized pending determinations of whether the wells have proved reserves. If the Partnership determines that the wells do not have proved reserves, the costs are charged to expense.

There were no exploratory wells capitalized pending determinations of whether the wells have proved reserves at December 31, 2021 and 2020. Geological and geophysical costs, including seismic studies and costs of carrying and retaining unproved properties are charged to expense as incurred. The Partnership capitalizes interest on expenditures for significant exploration and development projects that last more than six months while activities are in progress to bring the assets to their intended use. For the years ended December 31, 2021, 2020 and 2019, no interest costs were capitalized because exploration and development projects lasted less than six months. Costs incurred to maintain wells and related equipment are charged to expense as incurred.

Capitalized amounts attributable to proved oil and natural gas properties are depleted by the unit-of-production method over proved reserves. Depletion expense for oil and natural gas producing property and related equipment was approximately $60,477,000, $22,096,000 and $17,092,000 for the years ended December 31, 2021, 2020 and 2019, respectively.

Effective January 1, 2019, the Partnership adopted ASU 2017-1, Business Combinations: Clarifying the Definition of Business, which provides a methodology to determine when a set of assets is not a business. The methodology requires that when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. As a result, the Partnership has determined that no acquisitions of oil and natural gas properties during the year ended December 31, 2021 qualified as the purchase of a business. The Partnership has determined that acquisitions of oil and natural gas properties totaling approximately $1,764,000 during the year ended December 31, 2020 qualified as the purchase of a business. The Partnership has determined that all other acquisitions of oil and natural gas properties qualified as a concentrated group of similar identifiable assets. The Partnership has determined that no acquisitions of oil and natural gas properties during the year ended December 31, 2019 qualified as the purchase of a business. See discussions of the Partnership’s oil and natural gas asset acquisitions in Note 5, Oil and natural gas properties.

Upon the sale or retirement of a complete unit of proved property, the costs and related accumulated depletion are eliminated from the property accounts, and the resulting gain or loss is recognized. Upon the retirement or sale of a partial unit of proved property, the cost is charged to the property accounts without a resulting gain or loss recognized in income. The Partnership sold a partial unit of proved oil and natural gas properties during the year ended December 31, 2021, removing accumulated depletion of approximately $1,434,000. The Partnership did not sell any units of provided oil and natural gas properties during the years ended December 31, 2020 and 2019, respectively.

Capitalized costs related to proved oil and natural gas properties, including wells and related support equipment and facilities, are evaluated for impairment on an analysis of undiscounted future cash flows in accordance with ASC 360, Property, Plant, and Equipment. If undiscounted cash flows are insufficient to recover the net capitalized costs related to proved properties, then the Partnership recognizes an impairment charge in operating income equal to the difference between the net capitalized costs related to proved properties and their estimated fair values based on the present value of the related future net cash flows. The Partnership did not recognize an impairment of proved properties for the years ended December 31, 2021, 2020 and 2019.

Upon the sale or retirement of a complete unit of proved property, the costs and related accumulated impairment are removed from the property accounts, and the resulting gain or loss is recognized. Upon the retirement or sale of a partial unit of proved property, the cost is charged to the property accounts without a resulting gain or loss recognized in income. As a result of the sale of a partial unit of oil and natural gas properties during the year ended December 31, 2021, there was no impact to accumulated impairment. The Partnership did not sell any units of provided oil and natural gas properties during the years ended December 31, 2020 and 2019, respectively.

Asset Retirement Obligation

Asset Retirement Obligation

The Partnership follows the provisions of ASC 410-20, Asset Retirement Obligations. ASC 410-20 requires entities to record the fair value of obligations associated with the retirement of tangible long-lived assets in the period in which they are incurred. When the liability is initially recorded, the entity capitalizes a cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its present value each period, and the capitalized cost is depleted over the useful life of the related asset. Upon settlement of the liability, an entity either settles the obligation for its recorded amount or incurs a gain or loss upon settlement. The Partnership’s asset retirement obligation relates to the plugging, dismantlement, removal, site reclamation and similar activities of its oil and natural gas properties.

Asset retirement obligations are estimated at the present value of expected future net cash flows and are discounted using the Partnership’s credit adjusted risk free rate. The Partnership uses unobservable inputs in the estimation of asset retirement obligations that include, but are not limited to, costs of labor, costs of materials, profits on costs of labor and materials, the effect of inflation on estimated costs, and the discount rate. Due to the subjectivity of assumptions and the relatively long lives of the Partnership’s leases, the costs to ultimately retire the Partnership’s leases may vary significantly from prior estimates.

Revenue Recognition

Revenue Recognition

The Partnership’s revenues are primarily derived from its interests in the sale of oil and natural gas production. The Partnership recognizes revenue from its interests in the sales of oil and natural gas in the period that its performance obligations are satisfied.

Performance obligations are satisfied when the customer obtains control of product and when the Partnership has no further obligations to perform related to the sale. The Partnership receives payment from the sale of oil and natural gas production from one to three months after delivery. The transaction price is variable as it is based on market prices for oil and natural gas, less revenue deductions such as gathering, transportation and compression costs. Management has determined that the variable revenue constraint is overcome at the date control passes to the customer since the variable consideration to be received can be reasonably estimated based on daily market prices and historical transportation charges. At the end of each month, amounts due from customers are accrued in revenue receivable in the balance sheets. Variances between the Partnership’s estimated revenue and actual payments are recorded in the month the payment is received; however, differences have been and are insignificant.

The Partnership does not disclose the value of unsatisfied performance obligations under its contracts with customers as it applies the practical expedient in accordance with ASC 606. The expedient, as described in ASC 606-10-50-14(a), applies to variable consideration that is recognized as control of the product is transferred to the customer. Since each unit of product represents a separate performance obligation, future volumes are wholly unsatisfied, and disclosure of the transaction price allocated to remaining performance obligations is not required.

A wellhead imbalance liability equal to the Partnership’s share is recorded to the extent that the Partnership’s well operators have sold volumes in excess of its share of remaining reserves in an underlying property. However, in each of the three and nine months ended September 30, 2022 and 2021, the Partnership’s oil and natural gas production was in balance, meaning its cumulative portion of oil and natural gas production taken and sold from wells in which it has an interest equaled its entitled interest in oil and natural gas production from those wells.

Non-operated crude oil and natural gas revenues – The Partnership’s proportionate share of production from non-operated properties is generally marketed at the discretion of the operators. For non-operated properties, the Partnership receives a net payment from the operator representing its proportionate share of sales proceeds which is net of transportation and production tax costs incurred by the operator, if any. Such non-operated revenues are recognized at the net of transportation costs which is the amount of proceeds to be received by the Partnership during the month in which production occurs and it is probable the Partnership will collect the consideration it is entitled to receive. Proceeds are generally received by the Partnership within one to three months after the month in which production occurs. The Partnership’s disaggregated revenue has two revenue sources, which are oil sales, and natural gas and NGL sales. Oil sales for the three months ended September 30, 2022 and 2021 were approximately $61,607 thousand and $40,376 thousand, respectively. Natural gas and NGL sales for the three months ended September 30, 2022 and 2021 were approximately $28,587 thousand and $15,341 thousand, respectively. Oil sales for the nine months ended September 30, 2022 and 2021 were approximately $197,332 thousand and $104,700 thousand, respectively. Natural gas and NGL sales for the nine months ended September 30, 2022 and 2021 were approximately $65,931 thousand and $37,932 thousand, respectively.

Substantially all of the Partnership’s oil and natural gas sales currently come from four geographic areas in the United States: the Eagle Ford Basin (Texas), the Permian Basin (Texas), the Denver-Julesburg “DJ” Basin (Colorado) and the Bakken Basin (Montana/North Dakota). The following tables present the disaggregation of the Partnership’s oil revenues and natural gas and NGL revenues by basin for the three and nine months ended September 30, 2022 and 2021.

	Three months ended September 30, 2022
(in thousands)	Eagle Ford	Permian	Denver-Julesberg	Bakken

Revenues	$11,891	$65,997	$8,271	$4,035

	Three months ended September 30, 2021
(in thousands)	Eagle Ford	Permian	Denver-Julesberg	Bakken

Revenues	$4,575	$39,252	$10,726	$1,164

	Nine months ended September 30, 2022
(in thousands)	Eagle Ford	Permian	Denver-Julesberg	Bakken

Revenues	$35,978	$186,853	$30,370	$10,062

	Nine months ended September 30, 2021
(in thousands)	Eagle Ford	Permian	Denver-Julesberg	Bakken

Revenues	$22,002	$97,926	$19,801	$2,903

Revenue Recognition

The Partnership’s revenues are primarily derived from its interests in the sale of oil and natural gas production. The Partnership recognizes revenue from its interests in the sales of oil and natural gas in the period that its performance obligations are satisfied. Performance obligations are satisfied when the customer obtains control of the product and when the Partnership has no further obligations to perform related to the sale. The Partnership receives payment from the sale of oil and natural gas production from one to three months after delivery. The transaction price is variable as it is based on market prices for oil and gas, less revenue deductions such as gathering, transportation and compression costs. Management has determined that the variable revenue constraint is overcome at the date control passes to the customer since the variable consideration to be received can be reasonably estimated based on daily market prices and historical transportation charges. Revenue is presented net of these costs within the combined statements of income. At the end of each month, amounts due from customers are accrued in revenue receivable in the combined balance sheets. Variances between the Partnership’s estimated revenue and actual payments are recorded in the month the payment is received; however, differences have been and are insignificant.

The Partnership does not disclose the value of unsatisfied performance obligations under its contracts with customers as it applies the practical expedient in accordance with ASC 606. The expedient, as described in ASC 606-10-50-14(a), applies to variable consideration that is recognized as control of the product is transferred to the customer. Since each unit of product represents a separate performance obligation, future volumes are wholly unsatisfied, and disclosure of the transaction price allocated to remaining performance obligations is not required.

A wellhead imbalance liability equal to the Partnership’s share is recorded to the extent that the Partnership’s well operators have sold volumes in excess of its share of remaining reserves in an underlying property. However, in each of the years ended December 31, 2021, 2020 and 2019, the Partnership’s natural gas production was in balance, meaning its cumulative portion of natural gas production taken and sold from wells in which it has an interest equaled its entitled interest in natural gas production from those wells.

Non-operated crude oil and natural gas revenues – The Partnership’s proportionate share of production from non-operated properties is generally marketed at the discretion of the operators. For non-operated properties, the Partnership receives a net payment from the operator representing its proportionate share of sales proceeds which is net of transportation and production tax costs incurred by the operator, if any. Such non-operated revenues are recognized at the net amount of proceeds to be received by the Partnership during the month in which production occurs and it is probable the Partnership will collect the consideration it is entitled to receive. Proceeds are generally received by the Partnership within two to three months after the month in which production occurs. The Partnership’s disaggregated revenue has two revenue sources, which are oil sales, and natural gas and NGL sales. Oil sales for the years ended December 31, 2021, 2020 and 2019 were approximately $145,643,000, $23,863,000 and $20,811,000, respectively. Natural gas and NGL sales for the years ended December 31, 2021, 2020 and 2019 were approximately $51,903,000, $4,427,000 and $2,472,000, respectively.

The Partnership’s disaggregated revenue has two primary sources: oil sales and natural gas sales. Substantially all of the Partnership’s oil and natural gas sales come from four geographic areas in the United States: the Eagle Ford Basin (Texas), the Permian Basin (Texas), the Denver-Julesburg “DJ” (Colorado) and the Bakken Basin (Montana/North Dakota). The following tables present the disaggregation of the Partnership’s oil revenues and natural gas revenues by basin for the years ended December 31, 2021, 2020 and 2019.

	Year Ended December 31, 2021
	Eagle Ford	Permian	Denver-Julesburg	Bakken
Revenues	$26,091,370	$137,802,417	$29,190,615	$4,461,416

	Year Ended December 31, 2020
	Eagle Ford	Permian	Denver-Julesburg	Bakken
Revenues	$3,607,702	$21,906,740	$—	$2,776,018

Lease Operating Expenses

Lease Operating Expenses

Lease operating expenses represent severance and production taxes, field employees’ salaries, salt water disposal, ad valorem taxes, repairs and maintenance, expensed work overs and other operating expenses. Lease operating expenses are expensed as incurred.

Production Taxes

Production Taxes

The Partnership incurs severance tax on the sale of its production which is generated in Texas, Colorado and North Dakota. These taxes are reported on a gross basis and are included in production taxes within the accompanying combined statements of operations. Sales-based taxes for the years ended December 31, 2021, 2020 and 2019 were approximately $10,808,000, $1,815,000 and $1,369,000, respectively.

Ad Valorem Taxes

Ad Valorem Taxes

The Partnership incurs ad valorem tax on the value of its properties in Texas. These taxes are included in lease operating expenses within the accompanying combined statements of operations. Ad valorem taxes for the years ended December 31, 2021, 2020 and 2019 were approximately $488,000, $71,000 and $43,000, respectively.

Income Taxes

Income Taxes

Because the Partnership is a limited partnership, the income or loss of the Partnership for federal and state income tax purposes is generally allocated to the partners in accordance with the Partnership’s formation documents, and it is the responsibility of the partners to report their share of taxable income or loss on their separate income tax returns. Accordingly, no recognition has been given to federal or state income taxes in the accompanying condensed combined financial statements.

The Partnership is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. De-recognition of a tax benefit previously recognized results in the Partnership recording a tax liability that reduces ending partners’ capital. Based on its analysis, the Partnership has determined that it has not incurred any liability for unrecognized tax benefits as of September 30, 2022 and December 31, 2021. However, the Partnership’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

The Partnership recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. No interest or penalties were recognized for the three and nine months ended September 30, 2022 and 2021.

The Partnership files an income tax return in the U.S. federal jurisdiction, and may file income tax returns in various U.S. states and foreign jurisdictions. Generally, the Partnership is subject to income tax examinations by major taxing authorities during the period since inception.

The Partnership may be subject to potential examination by U.S. federal, U.S. states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws. The Partnership’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income Taxes

Because the Partnership is a limited partnership interest, the income or loss of the Partnership for federal and state income tax purposes is generally allocated to the partners in accordance with the Partnership’s formation agreements, and it is the responsibility of the partners to report their share of taxable income or loss on their separate income tax returns. Accordingly, no recognition has been given to federal or state income taxes in the accompanying combined financial statements.

The Partnership is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. De-recognition of a tax benefit previously recognized results in the Partnership recording a tax liability that reduces ending partners’ capital. Based on its analysis, the Partnership has determined that it has not incurred any liability for unrecognized tax benefits as of December 31, 2021 and 2020. However, the Partnership’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

The Partnership recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. No interest or penalties were recognized for the years ended December 31, 2021, 2020 and 2019.

The Partnership files an income tax return in the U.S. federal jurisdiction, and may file income tax returns in various U.S. states and foreign jurisdictions. Generally, the Partnership is subject to income tax examinations by major taxing authorities during the period since inception.

The Partnership may be subject to potential examination by U.S. federal, U.S. states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws. The Partnership’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Use of Estimates

Use of Estimates

The preparation of the condensed combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the condensed combined financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates of reserves are used to determine depletion and to conduct impairment analysis. Estimating reserves is inherently uncertain, including the projection of future rates of production and the timing of development expenditures. Additional significant estimates include impairment testing, derivative instruments and hedging activity, and asset retirement obligations. Actual results could differ from those estimates.

Use of Estimates

The preparation of combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the combined financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Partnership’s estimates of oil and natural gas reserves are, by necessity, projections based on geologic and engineering data, and there are uncertainties inherent in the interpretation of such data as well as the projection of future rates of production and the timing of development expenditures. Reserve engineering is a subjective process of estimating underground accumulations of oil and natural gas that are difficult to measure. The accuracy of any reserve estimate is a function of the quality of available data, engineering and geological interpretation and judgment. Estimates of economically recoverable oil and natural gas reserves and future net cash flows necessarily depend upon a number of variable factors and assumptions, such as historical production from the area compared with production from other producing areas, the assumed effect of regulations by governmental agencies, and assumptions governing future oil and natural gas prices, future operating costs, severance taxes, development costs and work over costs, all of which may in fact vary considerably from actual results. The future drilling costs associated with reserves assigned to proved undeveloped locations may ultimately increase to the extent that these reserves are later determined to be uneconomic. For these reasons, estimates of the economically recoverable quantities of expected oil and natural gas attributable to any particular group of properties, classifications of such reserves based on risk of recovery, and estimates of the future net cash flows may vary substantially. Any significant variance in the assumptions could materially affect the estimated quantity of the reserves, which could affect the carrying value of the Partnership’s oil and natural gas properties and/or the rate of depletion related to the oil and natural gas properties.

Recently Issued and Applicable Accounting Pronouncements

Recently Issued and Applicable Accounting Pronouncements

The FASB issued ASU No. 2016-02, “Leases (Topic 842)” which requires all leases greater than one year to be recognized as assets and liabilities. This ASU also expands the required quantitative and qualitative disclosures surrounding leases. Oil and gas leases are excluded from the guidance. The Partnership adopted this ASU on January 1, 2022, and there was no material impacts to the condensed combined financial statements.

The FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” which introduces guidance for estimating credit losses on certain types of financial instruments based on expected losses and the timing of the recognition of such losses. This guidance becomes effective beginning on January 1, 2023, however, the impact is not expected to be material.

Recently Issued and Applicable Accounting Pronouncements

The FASB issued ASU No. 2016-02, Leases (Topic 842) which requires all leases greater than one year to be recognized as assets and liabilities. This ASU becomes effective for us beginning January 1, 2022 and the Partnership expects to adopt using a modified retrospective approach with certain available practical expedients. Oil and gas leases are excluded from the guidance. We do not expect this ASU to materially affect the combined financial statements, cash flows and related note disclosures.

The FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” which introduces guidance for estimating credit losses on certain types of financial instruments based on expected losses and the timing of the recognition of such losses. This guidance becomes effective beginning on January 1, 2023, however, the impact is not expected to be material.